Streaming Arrangement - Disclosure of reconciliation of the streaming contract liability (Details) R in Millions, $ in Millions				12 Months Ended
	Jun. 18, 2028 t	Jun. 17, 2028 t	Jun. 16, 2028 USD ($)	Jun. 30, 2026 ZAR (R) t oz	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2026 USD ($) t oz	Oct. 24, 2025 ZAR (R)
Disclosure of streaming arrangement [Line Items]
Contract liabilities				R 5,736	R 0
Current portion of streaming contract liability				455	0	R 85
Non-current portion of streaming contract liability				5,281	0	0
Copper OR Royalties [Abstract]
Consideration from streaming contract				R 0	86	323
OR Royalties Inc.
Copper OR Royalties [Abstract]
Copper tonnes delivered | t				2,100			2,100
Copper tonnes delivered | t		33,000
Silver OR Royalties [Abstract]
Silver ounces delivered | oz				1,276,429			1,276,429
Copper Host Contract Financial Liabilities | OR Royalties Inc.
Disclosure of streaming arrangement [Line Items]
Contract liabilities								R 2,300
Copper Compound Derivative | OR Royalties Inc.
Disclosure of streaming arrangement [Line Items]
Contract liabilities								209
Silver Host Contract Financial Liabilities | OR Royalties Inc.
Disclosure of streaming arrangement [Line Items]
Contract liabilities								2,900
Silver derivative | OR Royalties Inc.
Disclosure of streaming arrangement [Line Items]
Contract liabilities								R 0
Copper stream
Disclosure of streaming arrangement [Line Items]
Contract liabilities				R 2,403	0
Copper OR Royalties [Abstract]
Outstanding Copper Deposit				865			$ 53
Copper stream | OR Royalties Inc.
Copper OR Royalties [Abstract]
First Stream - Copper Stream Percentage			3.00%
Second Stream - Copper Stream Percentage		4.875%
Tail Stream - Copper Stream Percentage	2.25%
Consideration from streaming contract | $			$ 40
Consideration from streaming contract - Buydown Option 2 | $			$ 20
Percent of Second-threshold stream		3.25%
Percent of Tail stream - Buy-down option 1	1.50%
Threshold quantity - Buydown option 1 | t	23,900
Percent of Second-threshold stream - Buy-down option 2		4.0625%
Percent of Tail stream - Buy-down option 2	1.875%
Threshold quantity - Buydown option 2 | t	28,450
Copper stream | Copper Host Contract Financial Liabilities
Disclosure of streaming arrangement [Line Items]
Contract liabilities				2,256	0	0
Current portion of streaming contract liability				134	0
Non-current portion of streaming contract liability				2,122	0
Copper stream | Copper Compound Derivative
Disclosure of streaming arrangement [Line Items]
Contract liabilities				147	0	0
Current portion of streaming contract liability				32	0
Non-current portion of streaming contract liability				115	0
Silver stream
Disclosure of streaming arrangement [Line Items]
Contract liabilities				3,332	0
Silver OR Royalties [Abstract]
Outstanding Silver Deposit				459			$ 28
Silver stream | Silver Host Contract Financial Liabilities
Disclosure of streaming arrangement [Line Items]
Contract liabilities				2,807	0	0
Current portion of streaming contract liability				244	0
Non-current portion of streaming contract liability				2,563	0
Silver stream | Silver derivative
Disclosure of streaming arrangement [Line Items]
Contract liabilities				525	0	R 0
Current portion of streaming contract liability				44	0
Non-current portion of streaming contract liability				R 481	R 0